SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
Mar. 31, 2023
Furniture & Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Medical & Laboratory Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	0 years